September 1, 2009

DREYFUS FUNDS, INC. -DREYFUS DISCOVERY FUND -DREYFUS EQUITY GROWTH FUND -DREYFUS GLOBAL GROWTH FUND -DREYFUS MID-CAP GROWTH FUND -DREYFUS PASSPORT FUND

Supplement to Statement of Additional Information dated May 1, 2009

     The following information supplements and supersedes any contrary information contained in the Funds’ Statement of Additional Information (the “SAI”):

     The Dreyfus Corporation (“Dreyfus”) has replaced Founders Asset Management LLC (“Founders”) as each Fund’s investment adviser. Dreyfus is located at 200 Park Avenue, New York, New York 10166. Founded in 1947, Dreyfus manages approximately $337 billion in approximately 192 mutual fund portfolios. Founders is an indirect, wholly-owned subsidiary of Dreyfus, and Dreyfus is a subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”). Dreyfus is the primary mutual fund business of BNY Mellon.

     There are no changes to the management fees for any of the Funds, except for Dreyfus Global Growth Fund (the “Global Growth Fund”). Effective June 1, 2009, Founders reduced its management fee for the Global Growth Fund to the fee schedule set forth below. This reduced fee schedule has been continued by Dreyfus as the Global Growth Fund’s investment adviser.

On Assets In Excess of	But Not Exceeding	Annual Fee
$0	$250,000,000	0.825%
250,000,000	500,000,000	0.70%
500,000,000	750,000,000	0.625%
750,000,000	---	0.60%

     There are no changes to the services provided to any Fund as a result of the appointment of Dreyfus as each Fund’s investment adviser. Each Fund’s portfolio managers continue to manage the respective Fund. In addition to their other affiliations, the portfolio managers also are employees of Dreyfus and manage the respective Fund in that capacity.

     The following persons are officers and/or directors of Dreyfus: Jonathan Baum, Chair of the Board and Chief Executive Officer; J. Charles Cardona, President and a director; Diane P. Durnin, Vice Chair and a director; Phillip N. Maisano, Chief Investment Officer, Vice Chair and a director; Bradley J. Skapyak, Chief Operating Officer and a director; Dwight Jacobsen, Executive Vice President and a director; Patrice M. Kozlowski, Senior Vice President – Corporate Communications; Gary E. Abbs, Vice President Tax; Jill Gill, Vice President – Human Resources; Joanne S. Huber, Vice President Tax; Anthony Mayo, Vice President – Information Systems; John E. Lane, Vice President; Jeanne M. Login, Vice President; Gary Pierce, Controller; Joseph W. Connolly, Chief Compliance Officer; James Bitetto, Secretary; and Mitchell E. Harris, Ronald P. O’Hanley III, Cyrus Taraporevala and Scott E. Wennerholm, directors.

_______________________

     The following information supplements and supersedes any contrary information contained in the section of the Funds’ SAI entitled “DIRECTORS AND OFFICERS”:

     The Board of Dreyfus Funds, Inc. (the “Company”) is comprised of the persons listed below. The Directors’ positions with the Company, principal occupations and other board memberships and affiliations also are shown below. None of the Directors are “interested persons” of the Company, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”).

Name (Age)	Principal Occupation
Position with Company (Since)	During Past 5 Years	Other Board Memberships and Affiliations

Joseph S. DiMartino (65)	Corporate Director and	The Muscular Dystrophy Association, Director
Chairman of the Board (2009)	Trustee	CBIZ (formerly, Century Business Services, Inc.),
a provider of outsourcing functions for
small and medium size companies, Director
The Newark Group, a provider of a national
market of paper recovery facilities, paperboard
mills and paperboard converting plants,
Director
Sunair Services Corporation, a provider of certain
outdoor-related services to homes and
businesses, Director

James M. Fitzgibbons (74)	Corporate Director and	Bill Barrett Company, an oil and gas exploration
Board Member (2009)	Trustee	company, Director

Kenneth A. Himmel (63)	President and CEO,	None
Board Member (2009)	Related Urban
Development, a real
estate development
company
(1996-present)
President and CEO,
Himmel & Company,
a real estate
development company
(1980-present)
CEO, American Food
Management, a
restaurant company
(1983-present)
Stephen J. Lockwood (62)	Chairman of the Board,	None
Board Member (2009)	Stephen J. Lockwood
and Company LLC, a
real estate investment
company (2000-
present)

Roslyn M. Watson (59)	Principal, Watson	American Express Bank, FSB, Director
Board Member (2009)	Ventures, Inc., a real	The Hyams Foundation Inc., a Massachusetts
	estate investment	Charitable Foundation, Trustee
	company	National Osteoporosis Foundation, Trustee
	(1993-present)	SBLI-USA, Director

Benaree Pratt Wiley (63)	Principal, The Wiley	Blue Cross Blue Shield of Massachusetts,
Board Member (2009)	Group, a firm	Director
	specializing in strategy	Commonwealth Institute, Director
	and business	Efficacy Institute, Director
	development	PepsiCo African – American, Chair of Advisory
	(2005-present)	Board
The Boston Foundation, Director
	President and CEO, The	CBIZ (formerly, Century Business Services, Inc.),
	Partnership, an	a provider of outsourcing functions for small
	organization dedicated	and medium size companies, Director
to increasing the
representation of
African Americans in
positions of leadership,
influence and
decision-making in
Boston, MA
(1991-2005)

     Board members are elected to serve for an indefinite term. The Company has standing audit, nominating and compensation committees, each comprised of its Board members who are not “interested persons” of the Company, as defined in the 1940 Act.

     The address of each Director of the Company is 200 Park Avenue, New York, New York 10166.

_______________________

     The following information supersedes and replaces any contrary information contained in the section of the Funds’ SAI entitled “DIRECTORS AND OFFICERS – Directors Compensation”:

     For the fiscal year ended December 31, 2008, the Company paid George W. Phillips $51,000 in compensation for serving as a director of the Company during that period. For the same period, the Company paid all of its then-current directors $303,500 in compensation for serving as directors of the Company during that period. None of those directors, including Mr. Phillips, currently serves as a director of the Company.

________________________

     The following information supplements and supersedes any contrary information contained in the section of the Funds’ SAI entitled “DIRECTORS AND OFFICERS-Officers”:

     In addition to the persons named in the Funds’ SAI, the persons listed below serve as officers of the Company. The officers’ positions with the Company and principal occupations also are shown below.

PHILLIP N. MAISANO, Executive Vice President since September 2009. Chief Investment Officer, Vice Chair and a director of Dreyfus, and an officer of 77 investment companies (comprised of 171 portfolios) managed by Dreyfus. Mr. Maisano also is an officer and/or board member of certain other investment management subsidiaries of BNY Mellon, each of which is an affiliate of Dreyfus. He is 62 years old and has been an employee of Dreyfus since November 2006. Prior to joining Dreyfus, Mr. Maisano served as Chairman and Chief Executive Officer of EACM Advisors LLC, an affiliate of Dreyfus, since August 2004, and served as Chief Executive Officer of Evaluation Associates, a leading institutional investment consulting firm, from 1988 until 2004.

JAMES WINDELS, Treasurer since September 2009. Director – Mutual Fund Accounting of Dreyfus, and an officer of 78 investment companies (comprised of 192 portfolios) managed by Dreyfus. He is 50 years old and has been an employee of Dreyfus since April 1985.

RICHARD CASSARO, Assistant Treasurer since September 2009. Senior Accounting Manager –Money Market and Municipal Bond Funds of Dreyfus, and an officer of 78 investment companies (comprised of 192 portfolios) managed by Dreyfus. He is 50 years old and has been an employee of Dreyfus since September 1982.

GAVIN C. REILLY, Assistant Treasurer since September 2009. Tax Manager of the Investment Accounting and Support Department of Dreyfus, and an officer of 78 investment companies (comprised of 192 portfolios) managed by Dreyfus. He is 41 years old and has been an employee of Dreyfus since April 1991.

JOSEPH W. CONNOLLY, Chief Compliance Officer since September 2009. Chief Compliance Officer of Dreyfus and The Dreyfus Family of Funds (78 investment companies, comprised of 192 portfolios). From November 2001 through March 2004, Mr. Connolly was first Vice-President, Mutual Fund Servicing for Mellon Global Securities Services. In that capacity, Mr. Connolly was responsible for managing Mellon’s Custody, Fund Accounting and Fund Administration services to third-party mutual fund clients. He is 52 years old and has served in various capacities with Dreyfus since 1980, including manager of the firm’s Fund Accounting Department from 1997 through October 2001.

     Mr. Rosenberg serves as Vice President and Secretary of the Company. Messrs. Bitetto, Chioffi, Christoffersen, Hammalian, Mullery and Prusnofsky and Mses. Charatan and Farragher each serve as a Vice President and Assistant Secretary of the Company. Mr. Officer, President of the Company, maintains his positions with Founders and the other investment companies managed by Dreyfus, but is no longer employed in his other capacities. Steven M. Anderson and Janelle E. Belcher no longer serve as officers of the Company. These individuals currently are listed in the SAI.

The Company’s officers serve for an indefinite term.

     The address of each officer of the Company is 200 Park Avenue, New York, New York 10166, except for Mr. Christoffersen, whose address is 201 Columbine Street, Suite 200, Denver, Colorado 80206.

______________________

     The following information supersedes and replaces the fifth paragraph in the section of the Funds’ SAI entitled “OTHER SERVICES-Fund Accounting and Administrative Services Agreement”.

     In addition, after applying any expense limitations or fee waivers that reduce the fees paid to Dreyfus for this service, Dreyfus has agreed to waive any remaining fees for this service to the extent that they exceed its costs in providing these services.

______________________

     The following information supersedes and replaces the information contained in the section of the Funds’ SAI entitled “PRICING OF SHARES”:

     Valuation of Portfolio Securities. Each Fund’s investments are valued on the basis of market quotations or official closing prices. Each Fund’s portfolio securities, including covered call options written by the Fund, are valued at the last sales price on the securities exchange or national market on which such securities primarily are traded. Securities listed on the Nasdaq National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price on that day, at the last sale price. Securities not listed on an exchange or national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except that open short positions are valued at the asked price. Bid price is used when no asked price is available. Substantially all of a Fund’s fixed-income investments (excluding short-term investments) are valued by one or more independent pricing services (the “Service”) approved by the Company’s Board. Securities valued by the Service for which quoted bid prices in the judgment of the Service are readily available and are representative of the bid side of the market are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). The value of other fixed-income investments is determined by the Service based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Market quotations of foreign securities in foreign currencies are translated into U.S. dollars at the prevailing rates of exchange. Any securities or other assets for which recent market quotations are not readily available are valued at fair value as determined in good faith by the Company’s Board. Any assets or liabilities initially expressed in terms of foreign currency will be translated into U.S. dollars at the midpoint of the New York interbank market spot exchange rate as quoted on the day of such translation by the Federal Reserve Bank of New York or, if no such rate is quoted on such date, such other quoted market exchange rate as may be determined to be appropriate by Dreyfus. Forward currency contracts will be valued at the current cost of offsetting the contract. If a Fund has to obtain prices as of the close of trading on various exchanges throughout the world, the calculation of the Fund’s net asset value may not take place contemporaneously with the determination of prices of certain of the Fund’s portfolio securities. Short-term investments may be carried at amortized cost, which approximates value. Expenses and fees, including fees pursuant to the Distribution Plan and Shareholder Services Plan, as applicable, are accrued daily and are taken into account for the purpose of determining the net asset value of the relevant Class of shares. Because of the difference in operating expenses incurred by each Class, the per share net asset value of each Class will differ.

     Restricted securities, as well as securities or other assets for which recent market quotations or official closing prices are not readily available or are determined by the Company not to reflect accurately fair value (such as when the value of a security has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market) but before the relevant Fund calculates its net asset value), or which are not valued by the Service, are valued at fair value as determined in good faith based on procedures approved by the Company’s Board. Fair value of investments may be determined by the Company’s Board, its pricing committee or its valuation committee using such information as it deems appropriate. The factors that may be considered when fair valuing a security include fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased or sold, and public trading in similar securities of the issuer or comparable issuers. Fair value of foreign equity securities may be determined with the assistance of a pricing service using correlations between the movement of prices of foreign securities and indices of domestic securities and other appropriate indicators, such as closing market prices of relevant ADRs and futures contracts. The valuation of a security based on fair value procedures may differ from the security’s most recent closing price, and from the prices used by other mutual funds to calculate their net asset values. Foreign securities held by a Fund may trade on days that the Fund is not open for business, thus affecting the value of the Fund’s assets on days when Fund investors have no access to the Fund. Restricted securities that are, or are convertible into, securities of the same class of other securities for which a public market exists usually will be valued at such market value less the same percentage discount at which the restricted securities were purchased. This discount will be revised periodically by the Board if the Board members believe that it no longer reflects the value of the restricted securities. Restricted securities not of the same class as securities for which a public market exists usually will be valued initially at cost. Any subsequent adjustment from cost will be based upon considerations deemed relevant by the Company’s Board.

     New York Stock Exchange Closings. The holidays (as observed) on which the New York Stock Exchange is closed currently are: New Year’s Day, Martin Luther King Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.

September 1, 2009

DREYFUS FUNDS, INC. -DREYFUS DISCOVERY FUND

Supplement to Prospectus dated May 1, 2009

     The following information supplements and supersedes any contrary information contained in the fund’s prospectus:

     The Dreyfus Corporation (“Dreyfus”) has replaced Founders Asset Management LLC (“Founders”) as the fund’s investment adviser. Dreyfus is located at 200 Park Avenue, New York, New York 10166. Founded in 1947, Dreyfus manages approximately $337 billion in approximately 192 mutual fund portfolios. Founders is an indirect, wholly-owned subsidiary of Dreyfus, and Dreyfus is a subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”). Dreyfus is the primary mutual fund business of BNY Mellon.

     There are no changes to the fund’s management fee or to the services provided to the fund as a result of the appointment of Dreyfus as the fund’s investment adviser. The fund’s portfolio manager continues to manage the fund. In addition to his other affiliations, the portfolio manager is also an employee of Dreyfus, and manages the fund in that capacity.

     A discussion regarding the basis for the board’s approval of the fund’s investment advisory agreement with Dreyfus is included in the fund’s semiannual report for the period ended June 30, 2009.

September 1, 2009

DREYFUS FUNDS, INC. -DREYFUS EQUITY GROWTH FUND

Supplement to Prospectus dated May 1, 2009

     The following information supplements and supersedes any contrary information contained in the fund’s prospectus:

     The Dreyfus Corporation (“Dreyfus”) has replaced Founders Asset Management LLC (“Founders”) as the fund’s investment adviser. Dreyfus is located at 200 Park Avenue, New York, New York 10166. Founded in 1947, Dreyfus manages approximately $337 billion in approximately 192 mutual fund portfolios. Founders is an indirect, wholly-owned subsidiary of Dreyfus, and Dreyfus is a subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”). Dreyfus is the primary mutual fund business of BNY Mellon.

     There are no changes to the fund’s management fee or to the services provided to the fund as a result of the appointment of Dreyfus as the fund’s investment adviser. The fund’s portfolio manager continues to manage the fund. In addition to her other affiliations, the portfolio manager is also an employee of Dreyfus, and manages the fund in that capacity.

     A discussion regarding the basis for the board’s approval of the fund’s investment advisory agreement with Dreyfus is included in the fund’s semiannual report for the period ended June 30, 2009.

September 1, 2009

DREYFUS FUNDS, INC. -DREYFUS GLOBAL GROWTH FUND

Supplement to Prospectus dated May 1, 2009

     The following information supplements and supersedes any contrary information contained in the fund’s prospectus:

     The Dreyfus Corporation (“Dreyfus”) has replaced Founders Asset Management LLC (“Founders”) as the fund’s investment adviser. Dreyfus is located at 200 Park Avenue, New York, New York 10166. Founded in 1947, Dreyfus manages approximately $337 billion in approximately 192 mutual fund portfolios. Founders is an indirect, wholly-owned subsidiary of Dreyfus, and Dreyfus is a subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”). Dreyfus is the primary mutual fund business of BNY Mellon.

     There are no changes to the services provided to the fund as a result of the appointment of Dreyfus as the fund’s investment adviser. The fund’s portfolio managers continue to manage the fund. In addition to their other affiliations, the portfolio managers also are employees of Dreyfus, and manage the fund in that capacity.

     A discussion regarding the basis for the board’s approval of the fund’s investment advisory agreement with Dreyfus is included in the fund’s semiannual report for the period ended June 30, 2009.

___________________

     The following information supersedes and replaces any contrary information contained in the section of the fund’s prospectus entitled “Expenses”:

     Effective June 1, 2009, Founders reduced its management fee for the fund from 1.00% to 0.825% of the fund’s average daily net assets. Additional fee reductions would apply if the fund’s assets exceed $250 million. This reduced fee schedule has been continued by Dreyfus as the fund’s investment adviser.

September 1, 2009

DREYFUS FUNDS, INC. - DREYFUS GLOBAL GROWTH FUND

Supplement to Prospectus dated May 1, 2009

     The Board of Directors of Dreyfus Funds, Inc. has approved the liquidation of Dreyfus Global Growth Fund (the “Fund”), effective on or about November 10, 2009 (the “Liquidation Date”). Accordingly, effective on or about October 1, 2009, no new or subsequent investments in the Fund will be permitted, except that participants in group retirement plans (and their successor plans) will continue to be able to invest in the Fund, if the Fund was established as an investment option under the plans before October 1, 2009, and investments made pursuant to the Fund’s automatic investment plans will continue, until the Fund is liquidated.

     In addition, effective on or about October 1, 2009, the contingent deferred sales charge applicable to redemptions of Class B and Class C shares and certain Class A shares of the Fund will be waived on any redemption of such Fund shares.

     Fund shares held on the Liquidation Date in Dreyfus-sponsored Individual Retirement Accounts (“IRAs”) or Dreyfus-sponsored retirement plans will be exchanged for shares of Dreyfus Worldwide Dollar Money Market Fund, Inc. (the “Money Market Fund”) to avoid penalties that may be imposed on holders of IRAs and retirement plans under the Internal Revenue Code if their Fund shares were redeemed in cash. Investors may obtain a copy of the Prospectus of the Money Market Fund by calling 1-800-645-6561.

September 1, 2009

DREYFUS FUNDS, INC. -DREYFUS MID-CAP GROWTH FUND

Supplement to Prospectus dated May 1, 2009

     The following information supplements and supersedes any contrary information contained in the fund’s prospectus:

     The Dreyfus Corporation (“Dreyfus”) has replaced Founders Asset Management LLC (“Founders”) as the fund’s investment adviser. Dreyfus is located at 200 Park Avenue, New York, New York 10166. Founded in 1947, Dreyfus manages approximately $337 billion in approximately 192 mutual fund portfolios. Founders is an indirect, wholly-owned subsidiary of Dreyfus, and Dreyfus is a subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”). Dreyfus is the primary mutual fund business of BNY Mellon.

     There are no changes to the fund’s management fee or to the services provided to the fund as a result of the appointment of Dreyfus as the fund’s investment adviser. The fund’s portfolio manager continues to manage the fund. In addition to his other affiliations, the portfolio manager also is an employee of Dreyfus, and manages the fund in that capacity.

     A discussion regarding the basis for the board’s approval of the fund’s investment advisory agreement with Dreyfus is included in the fund’s semiannual report for the period ended June 30, 2009.

___________________

     The following information supersedes and replaces any contrary information contained in the section of the fund’s prospectus entitled “Expenses”:

     The Rule 12b-1 fee for Class F shares of the fund included in the fee table is revised to read 0.15% of average daily net assets, rather than 0.16%.

September 1, 2009

DREYFUS FUNDS, INC. -DREYFUS PASSPORT FUND

Supplement to Prospectus dated May 1, 2009

     The following information supplements and supersedes any contrary information contained in the fund’s prospectus:

     The Dreyfus Corporation (“Dreyfus”) has replaced Founders Asset Management LLC (“Founders”) as the fund’s investment adviser. Dreyfus is located at 200 Park Avenue, New York, New York 10166. Founded in 1947, Dreyfus manages approximately $337 billion in approximately 192 mutual fund portfolios. Founders is an indirect, wholly-owned subsidiary of Dreyfus, and Dreyfus is a subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”). Dreyfus is the primary mutual fund business of BNY Mellon.

     There are no changes to the fund’s management fee or to the services provided to the fund as a result of the appointment of Dreyfus as the fund’s investment adviser. The fund’s portfolio managers continue to manage the fund. In addition to their other affiliations, the portfolio managers also are employees of Dreyfus, and manage the fund in that capacity.

     A discussion regarding the basis for the board’s approval of the fund’s investment advisory agreement with Dreyfus is included in the fund’s semiannual report for the period ended June 30, 2009.

September 1, 2009

DREYFUS FUNDS, INC. - DREYFUS PASSPORT FUND Supplement to Prospectus dated May 1, 2009

     The Board of Directors of Dreyfus Funds, Inc. has approved the liquidation of Dreyfus Passport Fund (the “Fund”), effective on or about November 10, 2009 (the “Liquidation Date”). Accordingly, effective on or about October 1, 2009, no new or subsequent investments in the Fund will be permitted, except that participants in certain group retirement plans (and their successor plans) that have established the Fund as an investment option will continue to be able to invest in the Fund and investments made pursuant to the Fund’s automatic investment plans will continue until the Fund is liquidated.

     Effective on or about October 1, 2009, the contingent deferred sales charge applicable to redemptions of Class B and Class C shares and certain Class A shares of the Fund will be waived on any redemption of such Fund shares. In addition, the Fund’s redemption fee will be waived on any redemption or exchange of Fund shares, effective on or about October 1, 2009.

     Fund shares held on the Liquidation Date in Dreyfus-sponsored Individual Retirement Accounts (“IRAs”) or Dreyfus-sponsored retirement plans will be exchanged for shares of Dreyfus Worldwide Dollar Money Market Fund, Inc. (the “Money Market Fund”) to avoid penalties that may be imposed on holders of IRAs and retirement plans under the Internal Revenue Code if their Fund shares were redeemed in cash. Investors may obtain a copy of the Prospectus of the Money Market Fund by calling 1-800-645-6561.